UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                          FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                              	  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Senator Investment Group LP
Address:  1330 Avenue of the Americas, 26th Floor
	  New York, NY 10019

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Edward Larmann
Title:     Chief Financial Officer
Phone:     (212) 376-4305

Signature, Place and Date of Signing:

      Edward Larmann	New York, NY	November 12, 2009


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $573,484 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                               FORM 13F INFORMATION TABLE
                                                             VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
 ABOVENET INC			COM		 00374N107    10337   212000 SH	          SOLE		   212000        0        0
 ALLEGIANT TRAVEL CO		COM		 01748X102     9523   250000 SH           SOLE		   250000	 0	  0
 BRUKER CORP			COM		 116794108    10670  1000000 SH		  SOLE		  1000000	 0	  0
 CHELSEA THERAPEUTICS INTL LT	COM		 163428105     3138  1250000 SH           SOLE		  1250000	 0	  0
 CANDELA CORP		        COM	         136907102     3300  1000000 SH       	  SOLE            1000000        0        0
 CELERA CORP			COM	         15100E106    12480  2000000 SH       	  SOLE            2000000        0        0
 SYNERON MEDICAL LTD		COM	         M87245102     5135   450000 SH       	  SOLE             450000        0        0
 ENERGY XXI (BERMUDA) LTD	COM	         100821088     4560  2942022 SH       	  SOLE            2942022        0        0
 FOREST LABS INC		COM	         345838106    17664   600000 SH           SOLE             600000        0        0
 ISHARES TR INDEX		PUT		 464287905    30120   500000 SH	 PUT	  SOLE		   500000	 0	  0
 LOUISIANA PAC CORP	 	COM		 546347105    10783  1616600 SH		  SOLE		  1616600	 0	  0
 MACQUARIE GLBL INFRA TOTL RE	COM 		 55608B105    27030  3000000 SH	 	  SOLE		  3000000	 0	  0
 MOODYS CORP	 		CALL		 615369905    10230   500000 SH  CALL	  SOLE		   500000	 0	  0
 NRDC ACQUISITION CORP		COM	         62941R102     5170   500000 SH       	  SOLE             500000        0        0
 OLIN CORP			COM		 680665205    11859   680000 SH	  	  SOLE		   680000	 0	  0
 OMNITURE INC			COM		 68212S109    21440  1000000 SH		  SOLE		  1000000	 0	  0
 PHARMERICA CORP		COM		 71714F104     6500   350000 SH       	  SOLE 	           350000        0        0
 PLAINS EXPL & PRODTN CO	COM		 726505100     6915   250000 SH		  SOLE		   250000	 0	  0
 POWERSHARES QQQ TRUST	        PUT		 73935A954    42250  1000000 SH  PUT	  SOLE		  1000000	 0	  0
 RRI ENERGY INC			COM		 74971X107     3570   500000 SH		  SOLE		   500000	 0	  0
 SPDR TR			PUT	         78462F953   105590  1000000 SH  PUT	  SOLE		  1000000	 0	  0
 SPDR TR			PUT		 78462F953    31677   300000 SH	 PUT	  SOLE		   300000	 0	  0
 SPDR TR			PUT		 78462F953    42236   400000 SH	 PUT	  SOLE		   400000	 0	  0
 SPDR TR			PUT		 78462F953    79193   750000 SH	 PUT	  SOLE		   750000	 0	  0
 SCHERING PLOUGH CORP		COM		 806605101    26838   950000 SH       	  SOLE 	           950000        0        0
 BERKELEY W R CORP		COM		 084423102    13904   550000 SH		  SOLE		   550000	 0	  0
 YAHOO INC			CALL		 984332906    21372  1200000 SH  CALL	  SOLE		  1200000	 0	  0

